Finance costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Bank and other loan interest payable	$ 6.3	$ 6.3	$ 6.5
Amortization of issue costs	0.6	0.5	0.9
Foreign exchange loss on financing activities	0.3	0.0	0.0
IAS 19R retirement benefits finance charge	1.8	2.1	3.0
Unwind of discount on deferred contingent consideration from acquisitions	0.2	0.4	0.4
Total finance costs	$ 9.2	$ 9.3	$ 10.8